Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	78 Months Ended	92 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000133119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Genomic Revolution ETF
C000133120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Autonomous Technology & Robotics ETF
C000133121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Innovation ETF
C000133122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Next Generation Internet ETF
C000209702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Fintech Innovation ETF
C000226276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Space Exploration & Innovation ETF
C000164426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The 3D Printing ETF
C000164427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Israel Innovative Technology ETF
Without Sales Load [Member] | C000133119
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.46%)		(14.72%)				1.30%
Without Sales Load [Member] | C000133120
Average Annual Return [Line Items]
Average Annual Return, Percent	71.66%		13.38%				18.26%
Without Sales Load [Member] | C000133121
Average Annual Return [Line Items]
Average Annual Return, Percent	65.31%		(0.83%)				14.45%
Without Sales Load [Member] | C000133122
Average Annual Return [Line Items]
Average Annual Return, Percent	101.87%		10.61%				23.44%
Without Sales Load [Member] | C000209702
Average Annual Return [Line Items]
Average Annual Return, Percent	96.91%		8.28%	16.70%
Without Sales Load [Member] | C000226276
Average Annual Return [Line Items]
Average Annual Return, Percent	70.93%	6.36%
Without Sales Load [Member] | C000164426
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%		(0.47%)			1.28%
Without Sales Load [Member] | C000164427
Average Annual Return [Line Items]
Average Annual Return, Percent	37.51%		2.04%		5.03%
Nasdaq Healthcare Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Healthcare Index
Average Annual Return, Percent	(6.94%)		(1.29%)				1.48%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%				10.60%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%				10.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%				13.66%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%	13.14%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	10.66%
Total 3D-Printing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total 3D-Printing Index
Average Annual Return, Percent	5.56%		(0.25%)			1.86%
ARK Israeli Innovation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Israeli Innovation Index
Average Annual Return, Percent	39.44%		3.05%		6.08%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%				10.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%				13.66%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%				13.66%
Nasdaq Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Industrials Index
Average Annual Return, Percent	19.80%		7.79%				11.16%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%				13.66%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%				10.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%	15.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	13.14%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%			11.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%			14.58%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%		13.78%		11.06%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%		15.88%		14.01%